Share-based Compensation - Share-based compensation recognized in operating expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation
Share-based compensation expenses	¥ 74,319	¥ 64,017	¥ 37,110
Operations and support
Share-based Compensation
Share-based compensation expenses	39	29
Selling and marketing expenses
Share-based Compensation
Share-based compensation expenses	13,520	14,222	1,779
General and administrative expenses
Share-based Compensation
Share-based compensation expenses	37,674	34,404	29,719
Research and development expenses
Share-based Compensation
Share-based compensation expenses	¥ 23,086	¥ 15,362	¥ 5,612